Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Groop Internet Platform Inc [Member]
Intangible Assets, Net

NOTE 4:	INTANGIBLE ASSETS, NET

a.	Intangible assets are comprised of the following:

	Year ended December 31,
	2020	2019
Intangible assets with finite lives:
Acquired technology	$3,201	$—
Customer relationship	1,350	—
Non-Competition agreement	939	—

	5,490	$—

Accumulated amortization:
Acquired technology	75	—
Customer relationship	170	—
Non-Competition agreement	50	—

	295	—

Intangible assets, net	$5,195	$—

Amortization expenses for the year ended December 31, 2020 was $295.

b.	Future amortization expenses for the years ending:

December 31,
2021	$1,759
2022	907
2023	743
2024	446
2025 and thereafter	1,340

$5,195